Bank Loan - Schedule of Bank Loan (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Bank Loan [Abstract]
Current	$ 22,188
Non-current	999,149
Total	$ 1,021,337